Long-term investments - CWI Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Equity method investment, profit sharing percentage	75.00%
Due from related parties	$ 74	$ 272
Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Equity method investment, profit sharing percentage	25.00%
Equity method investment, ownership percentage	50.00%
Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Due from related parties	$ 74	272
Sales To Related Party | Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Expense recovery	$ 1,611	$ 1,903